Other Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Non Financial Assets [abstract]
Summary of Other Non-financial Assets
“Other Non-financial Assets” break down as follows:

	12.31.22	12.31.21
Payments on behalf of third parties	1,890,308	1,735,212
Advances of fees to Directors and Syndics	10,284	13,392
Advances to Personnel	25,733	7,720
Tax Credits	6,053,586	2,688,802
Payments made in Advance	6,216,180	8,069,629
Advances for Purchase of Assets	4,356,287	1,911,733
Investment properties (*)	1,642,350	1,670,187
Other Sundry Assets Measured at Cost	3,625,228	3,319,687
Assets Taken in Defense of Credits	100,433	15,219
Others	1,250,185	824,547
Total	25,170,574	20,256,128
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(*)	Changes in “Investment Properties” are detailed in Schedule F.